UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund

Eaton Vance Atlanta Capital Horizon Growth Fund

Eaton Vance Build America Bond Fund

Eaton Vance

Build America Bond Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Taxable Municipal Securities — 100.8%(1)

Security	Principal Amount (000’s omitted)	Value
Education — 9.0%
University of Massachusetts Building Authority, 6.573%, 5/1/39	$1,470	$1,570,226
University of Michigan, 6.172%, 4/1/30	530	576,794
University of Texas, 6.276%, 8/15/41	1,775	1,937,767

		$4,084,787

Electric Utilities — 7.6%
Los Angeles, CA, Department of Water and Power, 6.166%, 7/1/40	$740	$785,066
Northern Illinois Municipal Power Agency, 7.62%, 1/1/30	1,000	1,114,320
San Antonio, TX, Electric & Gas Revenue, 6.168%, 2/1/41	1,440	1,553,414

		$3,452,800

General Obligations — 33.1%
Ann Arbor, MI, 5.40%, 5/1/23	$1,000	$1,090,390
California, 7.70%, 11/1/30	1,000	1,159,900
Commonwealth of Pennsylvania, 5.85%, 7/15/30	1,705	1,850,675
Dallas, TX, Independent School District, (PSF Guaranteed), 6.45%, 2/15/35	2,040	2,287,248
Denton County, TX, 5.968%, 7/15/35	1,020	1,103,711
Denver, CO, 5.65%, 8/1/30	1,250	1,343,225
Florida, Board of Education, 5.50%, 6/1/27	1,000	1,068,600
New York, NY, 6.646%, 12/1/31	1,250	1,382,450
San Mateo, CA, Union High School District, 6.733%, 9/1/34	900	988,758
Santa Monica, CA, Community College District, 6.763%, 8/1/34	1,250	1,378,525
Shelby County, TN, 5.75%, 4/1/34	385	409,005
Southwest Regional Sanitary Sewer & Water Authority, MI, 6.50%, 4/1/40	805	890,185

		$14,952,672

Hospital — 1.8%
King County, WA, Public Hospital District No. 1, 7.90%, 6/15/30	$250	$265,878
King County, WA, Public Hospital District No. 1, 8.00%, 6/15/40	500	526,120

		$791,998

Lease Revenue/Certificates of Participation — 5.1%
North Carolina Turnpike Authority, (Triangle Expressway System), 6.70%, 1/1/39	$1,615	$1,739,953
Oregon Department of Administrative Services, 6.18%, 5/1/35	500	543,085

		$2,283,038

Other Revenue — 8.0%
Battery Park City Authority, NY, 6.375%, 11/1/39	$1,335	$1,445,351
Florida State Board of Education, Lottery Revenue, 6.584%, 7/1/29	440	474,584
New York, NY, Transitional Finance Authority, (Building Aid), 7.128%, 7/15/30	1,500	1,713,375

		$3,633,310

Special Tax Revenue — 11.2%
Dallas, TX, Area Rapid Transit, 6.249%, 12/1/34	$1,265	$1,366,782
Iowa, Special Obligation, 6.75%, 6/1/34	1,250	1,375,925
Miami-Dade County, FL, Transit Sales Surtax Revenue, 6.71%, 7/1/29	1,105	1,230,782
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.882%, 11/1/31	1,035	1,093,032

		$5,066,521

1

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.5%
Florida Department of Transportation Authority, 6.80%, 7/1/39	$1,185	$1,279,682
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	1,775	1,907,752
Port of Seattle, WA, 7.00%, 5/1/36	1,395	1,552,677

		$4,740,111

Water and Sewer — 14.5%
Chesapeake, VA, Water and Sewer Revenue, 6.283%, 7/1/40	$775	$840,100
Hamilton County, OH, Sewer System Revenue, 6.50%, 12/1/34	1,000	1,108,030
Jea, FL, Water and Sewer Revenue, 6.21%, 10/1/33	100	111,639
Knoxville, TN, Wastewater System Revenue, 6.50%, 4/1/43	570	632,934
Metropolitan Water District of Southern California, 6.538%, 7/1/39	1,540	1,667,649
New York, NY, Municipal Water Finance Authority, 6.452%, 6/15/41	1,025	1,107,687
Northeast Ohio Regional Sewer District, 6.038%, 11/15/40	1,000	1,058,190

		$6,526,229

Total Taxable Municipal Securities — 100.8% (identified cost $44,983,465)		$45,531,466

Other Assets, Less Liabilities — (0.8)%		$(340,621)

Net Assets — 100.0%		$45,190,845

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PSF	-	Permanent School Fund

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	18.3%
New York	14.9%
California	13.2%
Others, representing less than 10% individually	54.4%

(1)	Build America Bonds. Represent taxable municipal obligations issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

The Fund did not have any open financial instruments at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,827,207

Gross unrealized appreciation	$950,391
Gross unrealized depreciation	(1,246,132)

Net unrealized depreciation	$(295,741)

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Securities	$—	$45,531,466	$—	$45,531,466
Total Investments	$—	$45,531,466	$—	$45,531,466

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance

Atlanta Capital Horizon Growth Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value
Aerospace & Defense — 3.3%
B/E Aerospace, Inc.(1)	14,583	$1,269,159

		$1,269,159

Beverages — 1.5%
Dr Pepper Snapple Group, Inc.	12,158	$592,338

		$592,338

Capital Markets — 3.9%
Affiliated Managers Group, Inc.(1)	5,210	$1,129,945
T. Rowe Price Group, Inc.	4,883	409,049

		$1,538,994

Chemicals — 5.3%
Airgas, Inc.	9,749	$1,090,426
Ecolab, Inc.	9,198	959,075

		$2,049,501

Commercial Banks — 1.6%
First Republic Bank	11,977	$626,996

		$626,996

Commercial Services & Supplies — 5.0%
Stericycle, Inc.(1)	6,871	$798,204
Waste Connections, Inc.	26,772	1,168,062

		$1,966,266

Communications Equipment — 3.5%
F5 Networks, Inc.(1)	5,336	$484,829
Juniper Networks, Inc.(1)	39,803	898,354

		$1,383,183

Construction & Engineering — 2.8%
Chicago Bridge & Iron Co. NV-NY Shares	12,952	$1,076,829

		$1,076,829

Diversified Financial Services — 3.0%
IntercontinentalExchange Group, Inc.	5,259	$1,182,854

		$1,182,854

Electrical Equipment — 2.6%
AMETEK, Inc.	11,101	$584,690
Rockwell Automation, Inc.	3,683	435,183

		$1,019,873

Electronic Equipment, Instruments & Components — 3.2%
Amphenol Corp., Class A	13,932	$1,242,456

		$1,242,456

Energy Equipment & Services — 4.9%
Cameron International Corp.(1)	5,506	$327,772
Core Laboratories NV	3,430	654,959
Noble Corp. PLC	5,224	195,743
Oceaneering International, Inc.	3,003	236,877
Weatherford International, Ltd.(1)	32,555	504,277

		$1,919,628

1

Security	Shares	Value
Food Products — 2.5%
TreeHouse Foods, Inc.(1)	13,917	$959,160

		$959,160

Health Care Equipment & Supplies — 0.8%
Varian Medical Systems, Inc.(1)	4,160	$323,190

		$323,190

Health Care Providers & Services — 6.3%
Catamaran Corp.(1)	28,359	$1,346,485
Cigna Corp.	5,649	494,175
DaVita HealthCare Partners, Inc.(1)	9,496	601,761

		$2,442,421

Health Care Technology — 1.4%
Cerner Corp.(1)	9,637	$537,166

		$537,166

Hotels, Restaurants & Leisure — 0.7%
Panera Bread Co., Class A(1)	1,482	$261,855

		$261,855

Insurance — 2.8%
Markel Corp.(1)	1,852	$1,074,808

		$1,074,808

Internet & Catalog Retail — 0.5%
priceline.com, Inc.(1)	160	$185,984

		$185,984

IT Services — 0.8%
Alliance Data Systems Corp.(1)	1,194	$313,938

		$313,938

Life Sciences Tools & Services — 4.4%
Illumina, Inc.(1)	7,647	$845,911
Mettler-Toledo International, Inc.(1)	3,539	858,526

		$1,704,437

Machinery — 1.8%
IDEX Corp.	9,479	$700,024

		$700,024

Multiline Retail — 4.4%
Dollar Tree, Inc.(1)	15,755	$888,897
Nordstrom, Inc.	13,054	806,737

		$1,695,634

Oil, Gas & Consumable Fuels — 1.5%
Denbury Resources, Inc.(1)	36,007	$591,595

		$591,595

Pharmaceuticals — 3.2%
Perrigo Co. PLC	8,114	$1,245,174

		$1,245,174

Professional Services — 1.5%
IHS, Inc.(1)	4,756	$569,293

		$569,293

2

Security	Shares	Value
Road & Rail — 2.0%
Genesee & Wyoming, Inc., Class A(1)	3,924	$376,900
J.B. Hunt Transport Services, Inc.	4,985	385,341

		$762,241

Semiconductors & Semiconductor Equipment — 1.6%
Microchip Technology, Inc.	13,581	$607,750

		$607,750

Software — 2.7%
Informatica Corp.(1)	16,060	$666,490
Red Hat, Inc.(1)	6,994	391,944

		$1,058,434

Specialty Retail — 10.5%
Bed Bath & Beyond, Inc.(1)	11,018	$884,745
O’Reilly Automotive, Inc.(1)	6,591	848,328
Ross Stores, Inc.	11,800	884,174
Tiffany & Co.	8,819	818,227
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	6,682	644,947

		$4,080,421

Textiles, Apparel & Luxury Goods — 4.6%
Fossil, Inc.(1)	7,320	$877,961
Michael Kors Holdings, Ltd.(1)	4,155	337,344
Ralph Lauren Corp.	3,221	568,732

		$1,784,037

Trading Companies & Distributors — 2.3%
Fastenal Co.	19,202	$912,287

		$912,287

Total Common Stocks (identified cost $27,690,501)		$37,677,926

Short-Term Investments — 3.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$1,515	$1,515,006

Total Short-Term Investments (identified cost $1,515,006)		$1,515,006

Total Investments — 100.8% (identified cost $29,205,507)		$39,192,932

Other Assets, Less Liabilities — (0.8)%		$(313,187)

Net Assets — 100.0%		$38,879,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2013 was $606.

The Fund did not have any open financial instruments at December 31, 2013.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$29,500,903

Gross unrealized appreciation	$9,916,804
Gross unrealized depreciation	(224,775)

Net unrealized appreciation	$9,692,029

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$37,677,926	*	$—	$—	$37,677,926
Short-Term Investments	—		1,515,006	—	1,515,006
Total Investments	$37,677,926		$1,515,006	$—	$39,192,932

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

AMT-Free Municipal Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,283,412
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,719,426
New York Environmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,512,909

		$13,515,747

Education — 9.3%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$6,990	$7,178,730
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	10,755	11,916,755
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,420,387
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,644,566
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,324,594
University of Virginia, 5.00%, 6/1/40	4,475	4,731,418

		$31,216,450

Electric Utilities — 7.7%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,605	$1,483,052
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	3,899,702
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,075,330
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,910	2,861,694
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,355,390
Utility Debt Securitization Authority, NY, 5.00%, 12/15/33	2,895	3,148,139
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	5,926,298

		$25,749,605

Escrowed/Prerefunded — 4.2%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,479,800
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,776,660

		$14,256,460

General Obligations — 10.0%
California, 5.00%, 2/1/31	$1,405	$1,479,338
California, 5.25%, 10/1/29	560	610,501
California, 5.25%, 10/1/32	3,480	3,721,721
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,394,159
Hawaii, 5.00%, 8/1/32	260	281,167
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,354,386
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,651,697
Newton, MA, 5.00%, 4/1/39	1,610	1,668,636
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	2,692,425
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,400	973,490
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(2)	7,700	8,159,844
South Carolina, 3.25%, 8/1/30	2,270	2,109,443
Washington, 5.25%, 2/1/36(1)	6,000	6,412,620

		$33,509,427

Security	Principal Amount (000’s omitted)	Value
Health Care-Miscellaneous — 0.3%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$135,517
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	86	85,797
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(3)	303	302,925
Tax Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(3)	361	360,624

		$884,863

Hospital — 17.6%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$560,819
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,618,549
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,720	1,761,830
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	2,380	2,394,304
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,398,948
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,386,086
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,375	2,384,025
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	895	881,208
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	2,425	2,386,928
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,045	964,796
Henrico County, VA, Economic Development Authority, (Bon Secours Health System, Inc.), 5.00%, 11/1/30	1,185	1,214,258
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	3,480	3,550,331
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,364,811
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	8,546,777
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,586,006
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	563,238
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	1,420	245,703
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	868,469
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	1,907,709
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	2,851,087
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,244,732
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,215	1,216,446
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,072,330
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(1)	5,000	5,116,200

		$59,085,590

Housing — 0.1%
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(4)	$285	$170,986

		$170,986

Security	Principal Amount (000’s omitted)	Value
Industrial Development Revenue — 2.1%
Brazos River Harbor Navigation District of Brazoria County, TX, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$3,987,440
Hardeman County Correctional Facilities Corp., TN, 7.75%, 8/1/17	440	432,515
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	2,730,716

		$7,150,671

Insured-Education — 0.6%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$1,971,218

		$1,971,218

Insured-Electric Utilities — 2.2%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,034,963
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,402,475

		$7,437,438

Insured-General Obligations — 0.3%
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	$985	$928,116

		$928,116

Insured-Lease Revenue/Certificates of Participation — 0.9%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,204,830

		$3,204,830

Insured-Other Revenue — 0.8%
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/34	$10,600	$2,866,346

		$2,866,346

Insured-Special Tax Revenue — 7.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,660	$10,835,821
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	6,000	6,820,500
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/30	2,565	2,886,651
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,047,657
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,245	689,510
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,633,631

		$23,913,770

Insured-Transportation — 4.9%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/31	$10,000	$3,863,600
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	2,120	2,053,474
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	1,000	1,011,560
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,000	1,002,500
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	785	790,597
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,476,759
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,169,480
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	5,103,906

		$16,471,876

Insured-Water and Sewer — 2.7%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,615,132
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	4,397,939

		$9,013,071

Lease Revenue/Certificates of Participation — 1.3%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,403,524

		$4,403,524

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 5.8%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.00%, 7/15/30	$1,175	$1,233,068
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.25%, 7/15/40	1,320	1,386,066
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 6.375%, 7/15/43	720	758,772
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35	1,200	897,540
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,000	1,000,430
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,151,102
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	545	499,253
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,626,940
Seminole Tribe, FL, 5.50%, 10/1/24(3)	1,150	1,192,401
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	2,185	1,717,563

		$19,463,135

Senior Living/Life Care — 2.5%
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,595	$1,571,171
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,198,535
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,314,669
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,740,090
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(5)	1,480	902,755
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	157,154
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	650,839

		$8,535,213

Special Tax Revenue — 8.9%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,518,661
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	753,397
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,233	988,545
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,369,058
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	10,045,710
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/30	2,480	1,160,888
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, 0.00%, 11/15/32	1,800	744,372
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,635	5,030,829
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	2,340	1,771,825
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	1,895	1,487,746
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	1,155	954,480

		$29,825,511

Transportation — 16.7%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$430,961
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,100	1,167,595
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	1,455	1,533,745
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,058,519
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,640,127
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,793,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,396,858
New Jersey Turnpike Authority, 5.00%, 1/1/30	3,060	3,233,471
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,235	1,286,289
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,084,531

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	$11,500	$10,047,320
Port Authority of New York and New Jersey, 5.00%, 12/1/34	4,110	4,370,862
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,803,590
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,194,858
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/30	830	371,649
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	10,725,800

		$56,139,875

Water and Sewer — 2.2%
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$6,855	$7,577,586

		$7,577,586

Total Tax-Exempt Investments — 112.2% (identified cost $359,807,042)		$377,291,308

Other Assets, Less Liabilities — (12.2)%		$(41,080,168)

Net Assets — 100.0%		$336,211,140

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2013, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	23.9%
California	18.1%
Massachusetts	11.5%
Texas	11.4%
Others, representing less than 10% individually	47.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2013, 17.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $5,392,430.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $4,659,740 or 1.4% of the Fund’s net assets.

(4)	Defaulted matured security.

(5)	Security is in default and making only partial interest payments.

A summary of open financial instruments at December 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	245 U.S. 10-Year Treasury Note	Short	$(30,626,465)	$(30,146,484)	$479,981
3/14	182 U.S. Long Treasury Bond	Short	(23,742,136)	(23,352,875)	389,261

					$869,242

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $869,242.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$308,637,131

Gross unrealized appreciation	$23,681,651
Gross unrealized depreciation	(6,372,474)

Net unrealized appreciation	$17,309,177

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$377,291,308	$—	$377,291,308
Total Investments	$—	$377,291,308	$—	$377,291,308
Futures Contracts	$869,242	$—	$—	$869,242
Total	$869,242	$377,291,308	$—	$378,160,550

The Fund held no investments or other financial instruments as of September 30, 2013 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014